Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		$ 17,510	$ 16,003
Depreciation		(3,016)	(2,551)	$ (2,816)
Amount at end of year		17,712	17,510	16,003
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		600	651	778
Increases charged to profit or loss		2,288	123	97
Depreciation	[1]	(236)	(173)	(225)
Translation differences		(7)	(5)
Adjustment for inflation	[2]	4	4	2
Transfers and other movements				(1)
Amount at end of year		$ 2,649	$ 600	$ 651

[1]	Included in “Depreciation of property, plant and equipment” in Note 26.
[2]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.